Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Jan. 01, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Deductible loss and credit carryforwards [Line Items]
Provision for (benefit from) income taxes		$ (1,377)	$ 21	$ 28	$ (61)
Valuation allowance increase (decrease)				$ 19,000	(1,400)
Net operating loss carryforwards, expiration beginning year				2028
Tax credit carryforwards, research				$ 3,794	2,127
Tax credit carryforwards, research expiration beginning year				2034
Effective income tax rate reconciliation, change in deferred tax assets valuation allowance, amount					$ 9,700
Effective income tax rate	21.00%			21.00%	34.00%
Domestic Tax Authority
Deductible loss and credit carryforwards [Line Items]
Net operating loss carryforwards				$ 122,800
Tax credit carryforwards, research				3,300
State and Local Jurisdiction
Deductible loss and credit carryforwards [Line Items]
Net operating loss carryforwards				63,700
Tax credit carryforwards, research				$ 2,200